Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,741,000
Previously Paid Amount	0.00
Total Fee Amount	1,950.65
Total Offset Amount	0.00
Net Fee	1,950.65
Narrative - Max Aggregate Offering Price	$ 12,741,000
Final Prospectus	true